Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

8.            Equipment

At December 31, 2011 and 2010, the Company’s equipment consisted of the following:

	2011	2010
Computer equipment and software	$11,225	$5,416
Furniture and other equipment	2,155	2,155
	13,380	7,571
Less: accumulated depreciation	(5,322)	(3,159)
	$8,058	$4,412

Depreciation expense for the years ended December 31, 2011 and 2010 amounted to $2,163, and $1,412, respectively.